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                                                           FILE NUMBER 028-06458

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

         Report for the Calendar Year or Quarter Ended December 31, 2002

                       If amended report check here: _____



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13 day of February, 2003.

                                      By: /s/ William M Lane
                                         -----------------------------------
                                           William M Lane, Vice President
                                           for The Torray Corporation

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December 31, 2002                         Form 13F - The Torray Corporation
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

                 Item 1                 Item 2      Item 3           Item 4           Item 5                  Item 6
                                        Title        CUSIP        Fair Market         Total                    Invest
                                                                                                 ----------------------------------
Name of Issuer                         of Class     Number           Value            Shares        (a)Sole   (b)Shared   (c)Other
--------------                         --------     ------           ------           -------       -------   ---------   --------
Abbott Laboratories                     Common     002824100        58,216,000       1,455,400        X
Automatic Data Processing, Inc.         Common     053015103        48,909,425       1,246,100        X
American International Group, Inc.      Common     026874107        43,260,230         747,800        X
Amgen, Inc.                             Common     031162100        20,544,500         425,000        X
American Express Company                Common     025816109        41,115,585       1,163,100        X
Bank of America Corporation             Common     060505104        45,763,146         657,800        X
Franklin Resources Inc.                 Common     354613101        40,947,120       1,201,500        X
Bristol-Myers Squibb Company            Common     110122108        46,242,125       1,997,500        X
Boston Scientific Corporation           Common     101137107        41,376,212         973,100        X
Citigroup, Inc.                         Common     172967101        19,507,823         554,357        X
Clear Channel Communications, Inc.      Common     184502102        51,803,268       1,389,200        X
Charter One Financial                   Common     160903100        24,423,373         850,100        X
Rockwell Collins, Inc.                  Common     774341101        20,187,354         867,900        X
CarrAmerica Realty Corportaion          Common     144418100        33,907,680       1,353,600        X
Disney Company, The Walt                Common     254687106        28,258,706       1,732,600        X
Echostar Corporation                    Common     278262109        19,134,696         859,600        X
EMC Corporation                         Common     268648102        11,545,042       1,880,300        X
Emerson Electric Company                Common     291011104        27,713,250         545,000        X
Gannett Co., Inc.                       Common     364730101        31,757,140         442,300        X
Hughes Electronics Corporation          Common     370442832        70,213,400       6,562,000        X
Honeywell International Inc.            Common     438516106        43,881,600       1,828,400        X
Hewlett-Packard Company                 Common     428236103        32,327,792       1,862,200        X
Int'l Business Machines Corporation     Common     459200101        23,474,750         302,900        X
Intel Corporation                       Common     458140100         8,529,246         547,800        X
Interpublic Group of Companies, Inc.    Common     460690100        34,688,896       2,463,700        X
Illinois Tool Works Inc.                Common     452308109        86,763,222       1,337,700        X
Johnson & Johnson                       Common     478160104        46,067,067         857,700        X
J.P. Morgan Chase & Co.                 Common     46625H100        47,098,800       1,962,450        X
Kimberly-Clark Corporation              Common     494368103        50,508,080       1,064,000        X
Markel Corporation                      Common     570535104        47,286,578         230,105        X
Merck & Co., Inc.                       Common     589331107        58,772,502       1,038,200        X
Bank One Corporation                    Common     06423A103        48,384,890       1,323,800        X
Oracle Corporation                      Common     68389X105        19,654,920       1,819,900        X
Pfizer Inc.                             Common     717081103        30,099,222         984,600        X
Procter & Gamble Company                Common     742718109        24,501,494         285,100        X
SunMicrosystems                         Common     866810104         7,140,871       2,296,100        X
Tribune Company                         Common     896047107        58,416,100       1,285,000        X
United Technologies Corporation         Common     913017109        73,287,408       1,183,200        X
Wyeth                                   Common     983024100        20,596,180         550,700        X
                                                               ----------------
                                                                 1,486,305,692
                                                               ==================
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

                 Item 1              Item 7                   Item 8
                                                          Voting Authority
                                               -----------------------------------------
Name of Issuer                      Managers     (a) Sole     (b) Shared     (c)None
--------------                      --------     --------     ----------     -------
Abbott Laboratories                     All      1,455,400
Automatic Data Processing, Inc.         All      1,246,100
American International Group, Inc.      All        747,800
Amgen, Inc.                             All        425,000
American Express Company                All      1,163,100
Bank of America Corporation             All        657,800
Franklin Resources Inc.                 All      1,201,500
Bristol-Myers Squibb Company            All      1,997,500
Boston Scientific Corporation           All        973,100
Citigroup, Inc.                         All        554,357
Clear Channel Communications, Inc.      All      1,389,200
Charter One Financial                   All        850,100
Rockwell Collins, Inc.                  All        867,900
CarrAmerica Realty Corportaion          All      1,353,600
Disney Company, The Walt                All      1,732,600
Echostar Corporation                    All        859,600
EMC Corporation                         All      1,880,300
Emerson Electric Company                All        545,000
Gannett Co., Inc.                       All        442,300
Hughes Electronics Corporation          All      6,562,000
Honeywell International Inc.            All      1,828,400
Hewlett-Packard Company                 All      1,862,200
Int'l Business Machines Corporation     All        302,900
Intel Corporation                       All        547,800
Interpublic Group of Companies, Inc.    All      2,463,700
Illinois Tool Works Inc.                All      1,337,700
Johnson & Johnson                       All        857,700
J.P. Morgan Chase & Co.                 All      1,962,450
Kimberly-Clark Corporation              All      1,064,000
Markel Corporation                      All        230,105
Merck & Co., Inc.                       All      1,038,200
Bank One Corporation                    All      1,323,800
Oracle Corporation                      All      1,819,900
Pfizer Inc.                             All        984,600
Procter & Gamble Company                All        285,100
SunMicrosystems                         All      2,296,100
Tribune Company                         All      1,285,000
United Technologies Corporation         All      1,183,200
Wyeth                                   All        550,700




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